Shareholders’ Equity (Deficit) (Details) - Schedule of obligated to issue - Shares issuable to consultants, employees and directors [Member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Shareholders’ Equity (Deficit) (Details) - Schedule of obligated to issue [Line Items]
Common stock issuable, amount	$ 282,347	$ 262,273
Common stock issuable, shares	719,366	2,150,020